SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
SEGMENT INFORMATION
Revenue	$ 9,086	$ 9,474	[1]	$ 8,885	[1]
Adjusted EBITDA	3,273	3,587		3,232
Capital expenditures excluding licenses	1,415	1,460		1,592
Reportable segments
SEGMENT INFORMATION
Revenue	9,086	9,474		8,885
Russia
SEGMENT INFORMATION
Revenue	4,654	4,729		4,097
Adjusted EBITDA	1,677	1,788		1,574
Capital expenditures excluding licenses	742	667		643
Russia | Reportable segments
SEGMENT INFORMATION
Revenue	4,632	4,698		4,059
Russia | Inter-segment
SEGMENT INFORMATION
Revenue	22	31		38
Pakistan
SEGMENT INFORMATION
Revenue	1,494	1,525		1,295
Adjusted EBITDA	714	703		507
Capital expenditures excluding licenses	199	240		215
Pakistan | Reportable segments
SEGMENT INFORMATION
Revenue	1,481	1,525		1,293
Pakistan | Inter-segment
SEGMENT INFORMATION
Revenue	13			2
Algeria
SEGMENT INFORMATION
Revenue	813	915		1,040
Adjusted EBITDA	363	426		547
Capital expenditures excluding licenses	107	132		165
Algeria | Reportable segments
SEGMENT INFORMATION
Revenue	810	914		1,040
Algeria | Inter-segment
SEGMENT INFORMATION
Revenue	3	1
Bangladesh
SEGMENT INFORMATION
Revenue	521	574		621
Adjusted EBITDA	183	233		267
Capital expenditures excluding licenses	93	101		137
Bangladesh | Reportable segments
SEGMENT INFORMATION
Revenue	521	574		621
Ukraine
SEGMENT INFORMATION
Revenue	688	622		586
Adjusted EBITDA	387	347		306
Capital expenditures excluding licenses	115	98		104
Ukraine | Reportable segments
SEGMENT INFORMATION
Revenue	663	600		566
Ukraine | Inter-segment
SEGMENT INFORMATION
Revenue	25	22		20
Uzbekistan
SEGMENT INFORMATION
Revenue	315	513		663
Adjusted EBITDA	136	261		395
Capital expenditures excluding licenses	39	63		174
Uzbekistan | Reportable segments
SEGMENT INFORMATION
Revenue	314	513		662
Uzbekistan | Inter-segment
SEGMENT INFORMATION
Revenue	1			1
HQ
SEGMENT INFORMATION
Revenue				10
Adjusted EBITDA	(357)	(325)		(421)
Capital expenditures excluding licenses	11	31		24
HQ | Reportable segments
SEGMENT INFORMATION
Revenue				10
Others
SEGMENT INFORMATION
Revenue	601	596		573
Adjusted EBITDA	170	154		57
Capital expenditures excluding licenses	109	128		130
Others | Reportable segments
SEGMENT INFORMATION
Revenue	665	650		634
Others | Inter-segment
SEGMENT INFORMATION
Revenue	$ (64)	$ (54)		$ (61)

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).